Related Party Transactions - Schedule of Related Parties and their Relationships (Details)	12 Months Ended
Dec. 31, 2022
Muse Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	Muse Limited
Relationship	A company 100% held by by Mr. Nan Wu
ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”)
Relationship	Controlled by the Company’s CEO, Mr. Nan Wu (100%)
Magic Minerals Limited (“Magic”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	Magic Minerals Limited (“Magic”)
Relationship	Shareholder of the Company
My Car (Shenzhen) Technology Co., Ltd. (“My Car”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)
Relationship	A company which the Company’s CEO, Mr. Nan Wu holds 25.3% equity interest
Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)
Relationship	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)
Relationship	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
Mr. Nan Wu [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	Mr. Nan Wu
Relationship	Shareholder and CEO of the Company
Vision Path Holdings Limited (“Vision Path”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	Vision Path Holdings Limited (“Vision Path”)
Relationship	Shareholder of the Company
Al Ataa [Member]
Schedule of Related Parties and their Relationships [Line Items]
Name of Related Parties	Al Ataa
Relationship	Shareholder of the Company